Operating Real Estate-Pro Forma (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended		3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Pad rental sites	Dec. 31, 2012 Pad rental sites
Operating Real Estate
Pro forma total revenues	$ 210,205	$ 166,154	$ 780,839	$ 692,939	$ 656,612	$ 639,520
Pro forma net income (loss) attributable to NorthStar Realty Finance Corp. common stockholders	$ (57,328)	$ 73,145	$ (13,841)	$ (193,549)	$ (23,869)	$ (208,067)